Prepayments and Other Current Assets	12 Months Ended
Jun. 30, 2015
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Prepayments and Other Current Assets
6.	PREPAYMENTS AND OTHER CURRENT ASSETS

	As of June 30,
	2014	2015
	RMB	RMB
Receivables related to employees’ exercise of share-based compensation	-	70,659
Prepaid taxes	39,904	46,725
Advances to employees	11,183	14,881
Rental and advertising deposits	12,351	10,928
Prepaid rental and advertising expenses	9,463	4,135
Interest receivable	-	1,578
Prepaid professional service fees	162	-
Others	5,801	8,385
Total	78,864	157,291